Schedule of Warrants (Details) - Warrant [Member] - Theralink Technologies Inc [Member] - USD ($)	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Number of Warrants, Outstanding Beginning balance	1,888,813,005	984,470,116	856,674,588
Weighted Average Exercise Price, Outstanding Beginning balance	$ 0.003	$ 0.0023	$ 0.0020
Weighted Average Remaining Contractual Term (Years), Ending Balance Outstanding	5 years 10 days	3 years 3 months 3 days
Aggregate Intrinsic Value, Beginning Balance Outstanding	$ 1,140,362
Number of Warrants Issued in connection with a New Related Party Debentures (see Note 6)	2,608,654,988
Weighted Average Exercise Price, Issued in connection with a New Related Party Debentures (see Note 6)	$ 0.003
Number of Warrants Issued in connection with a New Debentures (see Note 6)	2,567,601,521
Weighted Average Exercise Price, Issued in connection with a New Debentures (see Note 6)	$ 0.003
Number of Warrants Issued to placement agent and consultant in connection with New Related Party and New Debentures (see Note 6)	179,265,305
Weighted Average Exercise Price,Issued to placement agent and consultant in connection with New Related Party and New Debentures (see Note 6)	$ 0.003
Number of Warrants, Outstanding Ending balance	7,244,334,819	1,888,813,005	984,470,116
Weighted Average Exercise Price, Outstanding Ending balance	$ 0.00169	$ 0.003	$ 0.0023
Aggregate Intrinsic Value, Ending Balance Outstanding	$ 8,393,613	$ 1,140,362
Number of Warrants, Exercisable	7,244,334,819	1,684,611,324
Weighted Average Exercise Price, Exercisable	$ 0.00169	$ 0.0031
Weighted Average Remaining Contractual Term (Years), Exercisable	5 years 1 month 9 days	3 years 3 months 21 days
Aggregate Intrinsic Value, Exercisable	$ 8,393,613	$ 940,362
Weighted Average Remaining Contractual Term (Years), Beginning Balance Outstanding		3 years 6 months	4 years 3 months 18 days
Number of Warrants, Issued in connection with a convertible debt - related party (see Note 6 and Note 8)		321,543,374	63,897,764
Weighted Average Exercise Price, Issued in connection with a convertible debt - related party (see Note 6 and Note 8)		$ 0.0038	$ 0.0031
Weighted Average Remaining Contractual Term (Years), Issued in connection with a convertible debt - related party (see Note 6 and Note 8)		4 years 1 month 28 days	4 years 7 months 6 days
Number of Warrants, Issued in connection with a Series F preferred stock - related party			63,897,764
Weighted Average Exercise Price, Convertible debt		$ 0.0037	$ 0.0031
Number of Warrants, Issued in connection with a Convertible debt		582,799,515
Weighted Average Remaining Contractual Term (Years), Convertible debt		4 years 1 month 2 days
Weighted Average Remaining Contractual Term (Years), Ending Balance Outstanding		3 years 3 months 3 days
Aggregate Intrinsic Value, Exercisable	$ 8,393,613	$ 940,362